Marketable securities and other investments	12 Months Ended
Mar. 31, 2013
Marketable securities and other investments

6. Marketable securities and other investments:

“Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Marketable securities:
Available-for-sale	¥115,995	¥356,511
Other investments	12,394	15,058

Marketable securities and other investments (Non-current)	¥128,389	¥371,569

Maturities of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥26	¥26	¥—	¥—
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥26	¥26	¥—	¥—

The aggregate cost, gross unrealized holding gains and losses and fair value by type of available-for-sale securities included in “Marketable securities and other investments” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Cost / Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥106,186	¥20,909	¥11,126	¥115,969
Debt securities	26	—	—	26

	Millions of yen
	2013
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥234,490	¥123,147	¥1,126	¥356,511
Debt securities	—	—	—	—

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Proceeds	¥3,585	¥2,189	¥1,723
Gross realized gains	475	1,211	836
Gross realized losses	(22)	(202)	(44)

Gross unrealized holding losses on and fair value of available-for-sale securities and cost method investments included in other investments as of March 31, 2012 and 2013, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position were as follows:

	Millions of yen
	2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥39,366	¥11,117	¥27	¥9	¥39,393	¥11,126
Debt securities	—	—	—	—	—	—
Cost method investments	287	1,489	17	102	304	1,591

	Millions of yen
	2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,013	¥1,124	¥10	¥2	¥4,023	¥1,126
Debt securities	—	—	—	—	—	—
Cost method investments	271	1,730	215	936	486	2,666

Other investments include long-term investments in various privately held companies.

For long-term investments in various privately held companies for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, DOCOMO believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless DOCOMO identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated.

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Cost method investments included in other investments	¥12,353	¥15,014
Including: Investments whose fair values were not evaluated for impairment	10,381	11,856

The amount of other-than-temporary impairment of marketable securities and other investments is disclosed in Note 12.

In the fiscal year ended March 31, 2013, DOCOMO reclassified the equity securities of PLDT from “Investments in affiliates” to available-for-sale securities of “Marketable securities and other investments.” Information regarding PLDT is disclosed in Note 5.